Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Loss before income tax includes the following specific expenses:
Depreciation	$ 211	$ 99	$ 73
Amortisation	1,336	1,320	570
Total depreciation and amortisation	1,547	1,419	643
Impairment of property, plant and equipment	143
Interest and finance charges paid/payable	0	0	0
Minimum lease payments	301	335	280
Defined contribution superannuation expense	170	288	209
Employee benefits expense excluding superannuation	2,213	4,078	2,828
Revaluation of contingent consideration		765
Patents and intellectual property [member]
Loss before income tax includes the following specific expenses:
Amortisation	250	570	570
Software [member]
Loss before income tax includes the following specific expenses:
Amortisation	2	5
GDC licensing agreement [member]
Loss before income tax includes the following specific expenses:
Amortisation	1,084	745
Leasehold improvements [member]
Loss before income tax includes the following specific expenses:
Depreciation	192	52	30
Impairment of property, plant and equipment	143
Plant and equipment [member]
Loss before income tax includes the following specific expenses:
Depreciation	$ 19	$ 47	$ 42